Related Party Transactions and Balances - Summary of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Lease Agreements [Member]
Related Party Transaction [Line Items]
Purchase for lease agreements	$ 2,200
Advertising [Member]
Related Party Transaction [Line Items]
Revenue from provision of advertising services		32	45
Expenses for leases of advertising space	$ 166